TEMPORARY EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Shares
Convertible preferred shares consisted of the following:

	Convertible Preferred Shares - Series A
	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
As of December 31, 2019	18,300,000	2,954,267	$6,621	$15,250